Agreements and Transactions with Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended									12 Months Ended								12 Months Ended										12 Months Ended					12 Months Ended		12 Months Ended						9 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member]	Dec. 31, 2010 East Texas System [Member]	Jan. 31, 2012 East Texas System [Member]	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member] Affiliated Entity [Member]	Dec. 31, 2010 East Texas System [Member] Affiliated Entity [Member]	Dec. 31, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Dec. 31, 2010 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Mar. 30, 2012 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Dec. 31, 2012 Southeast Texas [Member] Affiliated Entity [Member]	Dec. 31, 2011 Southeast Texas [Member] Affiliated Entity [Member]	Dec. 31, 2010 Southeast Texas [Member] Affiliated Entity [Member]	Dec. 31, 2012 Mont Belvieu Fractionators [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Dec. 31, 2010 Eagle Ford System [Member]	Dec. 05, 2012 Eagle Ford System [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Nov. 02, 2012 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member] Affiliated Entity [Member]	Dec. 31, 2011 Eagle Ford System [Member] Affiliated Entity [Member]	Dec. 31, 2010 Eagle Ford System [Member] Affiliated Entity [Member]	Mar. 31, 2013 Eagle Ford System [Member] Subsequent Event [Member]	Mar. 28, 2013 Eagle Ford System [Member] Subsequent Event [Member]	Dec. 31, 2011 DCP Midstream, LLC [Member]	Dec. 31, 2012 DCP Midstream, LLC [Member]	Dec. 31, 2012 DCP Midstream, LLC [Member] Commodity Derivative [Member]	Dec. 31, 2012 DCP Midstream, LLC [Member] Affiliated Entity [Member]	Dec. 31, 2011 DCP Midstream, LLC [Member] Affiliated Entity [Member]	Dec. 31, 2010 DCP Midstream, LLC [Member] Affiliated Entity [Member]	Dec. 31, 2013 DCP Midstream, LLC [Member] Subsequent Event [Member]	Mar. 28, 2013 DCP Midstream, LLC [Member] Subsequent Event [Member]	Sep. 16, 2010 Collbran [Member]	Dec. 31, 2010 Collbran [Member]	Dec. 31, 2010 Noncontrolling Interests [Member]	Dec. 31, 2012 DJ Basin NGL Fractionators [Member] Maximum [Member]	Dec. 31, 2011 DJ Basin NGL Fractionators [Member] Maximum [Member]	Dec. 31, 2012 Spectra Energy [Member] gal	Jan. 31, 2012 Spectra Energy [Member]	Dec. 31, 2012 ConocoPhillips [Member]	Dec. 31, 2012 Phillips 66 [Member]
Related Party Transaction [Line Items]
Omnibus Agreement									$ 26	$ 10	$ 10		$ 18							$ 10									$ 1																		$ 29
Ownership interest percentage													49.90%			49.90%	49.90%			66.67%	66.67%		66.67%	66.67%	33.33%					46.67%	80.00%		33.33%	33.33%	33.33%				46.67%	46.67%								46.67%
General and administrative expenses incurred									74	75	66							8	8		11	12				3	10	12		28	27	20				27	27	20						57	56	52
Other expenses									1	1	2
Natural gas, propane, NGLs and condensate to affiliates									3
Transportation, processing and other to affiliates												1
Contributions from DCP Midstream, LLC													5	18	14					5
Settlement receivable														8																											7
Net income attributable to noncontrolling interests	5	2	2	4	9	3	13	5	13	30	12																			8	11	3									5
Sell of certain surplus equipment net book value																																																	6
Proceeds from sell of certain surplus equipment net																																																	3
Ownership interest percentage																	50.10%																									28.00%								75.00%				50.00%	50.00%	50.00%	50.00%
Percentage of investment in affiliate																																																			25.00%
Distributions to DCP Midstream, LLC										3
Related Party Transaction, Terms and Manner of Settlement									10 year
Operating and maintenance expense									193	188	155										20	18								70	62	57																				1	1
Parental guarantees issued																																											$ 25
Annual interest on outstanding guarantees																																											0.50%
Supply of propane annually in gallons																																																						185,000,000